CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 5,928	$ 21,267	$ (61,896)	$ (7,507)		$ (42,208)
Beginning Balance, shares at Dec. 31, 2015	10,961,698
Net Income (loss)			(3,311)			(3,311)
Translation adjustment				158		158
Ending Balance at Jun. 30, 2016	$ 5,928	21,267	(65,207)	(7,349)		(45,361)
Ending Balance, shares at Jun. 30, 2016	10,961,698
Issuance of common stock	$ 4,727	1,861				6,588
Issuance of common stock, shares	10,038,302
Non controlling interest in subsidiaries					153	153
Net Income (loss)			5,653			5,653
Translation adjustment				(510)		(510)
Ending Balance at Dec. 31, 2016	$ 10,655	23,128	(59,554)	(7,859)	153	$ (33,477)
Ending Balance, shares at Dec. 31, 2016	21,000,000					21,000,000
Non controlling interest in subsidiaries
Net Income (loss)			1,154			1,154
Translation adjustment				608		608
Ending Balance at Jun. 30, 2017	$ 10,655	$ 23,128	$ (58,400)	$ (7,251)	$ 153	$ (31,715)
Ending Balance, shares at Jun. 30, 2017	21,000,000					21,000,000